LEASE	12 Months Ended
Dec. 31, 2019
LEASE
LEASE

19.     LEASE

The Group as a lessee

The Group has lease contracts for various items of plant and machinery, motor vehicles and other equipment used in its operations. Lump sum payments were made upfront to acquire the leased land from the owners with lease periods  of 20 to 30 years, and no ongoing payments will be made under the terms of these land leases. Leases of plant and  machinery generally have lease terms between 3 and 5 years, while motor vehicles generally have lease terms  between 2 and 5 years.  Other equipment generally has lease terms of 12 months or less and/or is individually of low  value.  Generally, the Group is restricted from assigning and subleasing the leased assets outside the Group.  There  are several lease contracts that include extension and termination options and variable lease payments, which are  further discussed below.

(a) Land use rights  (before January 1, 2019)

December 31,
2018
Operating leases:
In the Mainland China, held on:
Leases less than 10 years	768,153
Leases between 10 and 50 years	2,753,882
Leases over 50 years	784,830
4,306,865

2018
As at January 1,	3,604,201
Additions	2,838
Acquisition of subsidiaries	460,638
Transfer from property, plant and equipment (Note 6)	382,242
Government grants	(34,174)
Disposal of subsidiaries	(728)
Amortization	(108,152)
As at December 31,	4,306,865

As at December 31, 2018, the Group has pledged land use rights at a net carrying value amounting to RMB328 million for bank and other borrowings as set out in Note 24 to the financial statements.

(b) Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Buildings	Machinery	Land use rights	Total
As at January 1, 2019	396,499	6,129,771	11,450,581	17,976,851
Additions	21,203	11,606	1,215,049	1,247,858
Transfer to investment properties (Note 7)	—	—	(239,765)	(239,765)
Transfer to property, plant and equipment (Note 6)	—	(1,674,260)	—	(1,674,260)
Government grants	—	(107,441)	—	(107,441)
Contract modification	(45,507)	—	(137,358)	(182,865)
Disposal of subsidiaries	—	—	(52,668)	(52,668)
Depreciation	(84,940)	(601,891)	(388,994)	(1,075,825)
Impairment losses	—	—	(1,448)	(1,448)
As at December 31, 2019	287,255	3,757,785	11,845,397	15,890,437

As at December 31, 2019, the Group was in the process of applying for the certificates of land use rights with a carrying amount of RMB74 million (December 31, 2018: RMB687 million). There has been no litigations, claims or assessments against the Group for compensation with respect to the use of land parcels to date. As at December 31, 2019, the carrying value of these land parcels only represented approximately 0.04% of the total asset value of the Group (December 31, 2018: 0.34%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities.  The directors of the Company are of the opinion that the Group legally owns and has the right to use the above land, and that there is no material adverse impact on the overall financial position of the Group.

As at December 31, 2019, the Group has pledged land use rights at a net carrying value amounting to RMB373 million for bank and other borrowings as set out in Note 24 to the financial statements.

(c) Lease liabilities

The carrying amount of lease liabilities (included under interest-bearing bank and other borrowings) and the movements during the year are as follows:

2019
Lease liabilities
Carrying amount at January 1,	11,010,323
New leases	82,370
Contract modification	(178,575)
Accretion of interest recognized during the year	487,250
Payments	(3,032,106)

Carrying amount at December 31,	8,369,262

Analyzed into:
Current portion	1,358,654
Non-current portion	7,010,608

(d) The amounts recognized in profit or loss in relation to leases are as  follows:

2019
Interest on lease liabilities	487,249
Depreciation charge of right-of-use assets	1,075,825
Expense relating to short-term leases and other leases with remaining lease terms ended on or before December 31, 2019	63,626
Expense relating to leases of low-value assets	1,800
Total amount recognized in profit or loss	1,628,500

(e) Extension and termination options

The Group has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and align with the Group’s business needs. Management exercises significant judgement in determining whether these extension and termination options are reasonably certain to be exercised. Set out below are the undiscounted potential future rental payments relating to periods following the exercise date of extension and termination options that are not included in the lease terms:

	Payable within	Payable after
	five years	five year
Extension options expected not to be exercised	—	—
Termination options expected to be exercised	—	—

(f) The total cash outflow for leases and future cash outflows relating to leases that have not yet commenced are disclosed in Notes 34(c) and 42, respectively, to the financial statements

The Group as a lessor

Rental income recognized by the Group during the year was RMB318 million (2017: RMB153 million, 2018: RMB240 million), details of which are included in Note 4 to the financial statements. In the opinions of the directors, the undiscounted lease payments receivable by the Group in future periods under non-cancellable operating leases is not material.